Average Annual Total Returns{- Fidelity Advisor® Financial Services Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Financial Services Fund	Fidelity Advisor Financial Services Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Financial Services Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Financial Services Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Financial Services Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Financial Services Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Financial Services Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Financial Services Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Financial Services Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Financial Services Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Financial Services Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Financial Services Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Financial Services Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Financial Services Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Financial Services Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Financial Services Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Financial Services Fund- Class I Return Before Taxes Past 1 year	Fidelity Advisor Financial Services Fund- Class I Return Before Taxes Past 5 years	Fidelity Advisor Financial Services Fund- Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXZ92 Past 1 year	IXZ92 Past 5 years	IXZ92 Past 10 years
Total	25.37%	11.11%	13.77%	24.13%	10.48%	13.37%	15.86%	8.74%	11.53%	28.06%	11.35%	13.73%	31.01%	11.59%	13.76%	33.42%	12.76%	14.80%	33.55%		14.38%	[1]	Oct. 02, 2018	28.71%	18.47%	16.55%	36.04%	12.53%	15.71%

[1]	(a)Since inception October 2, 2018.